Organization and Principal Activities (Details)												12 Months Ended
	Jul. 07, 2025 shares	Jun. 25, 2025 shares	Jun. 23, 2025 $ / shares shares	Nov. 11, 2024 USD ($)	Nov. 11, 2024 HKD ($)	Oct. 25, 2024 USD ($)	Oct. 25, 2024 HKD ($)	Sep. 13, 2024 shares	Aug. 14, 2024 $ / shares shares	Mar. 04, 2024 shares	Jan. 24, 2020	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)
Organization and Principal Activities [Line Items]
Incorporation date												Jul. 04, 2024
Split shares								3	4,000,000
Redesignation shares authorized										18,000,000
Price per share (in Dollars per share) | $ / shares									$ 0.375
Net proceeds (in Dollars) | $												$ 5,156,433
East Harmony Limited [Member]
Organization and Principal Activities [Line Items]
Consideration amount						$ 0.13	$ 1
Asia Virtue Limited [Member]
Organization and Principal Activities [Line Items]
Consideration amount				$ 0.13	$ 1
Post-1st Share Split [Member]
Organization and Principal Activities [Line Items]
Ordinary shares									4,000,000
Investors [Member]
Organization and Principal Activities [Line Items]
Ordinary shares									2,000,000
Consideration price per share (in Dollars per share) | $ / shares									$ 0.375
Post-2nd Share Split [Member]
Organization and Principal Activities [Line Items]
Ordinary shares								18,000,000
Common Class A [Member]
Organization and Principal Activities [Line Items]
Vote per share										one
Aggregate redesignation shares										6,000,000
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Vote per share										20
Aggregate redesignation shares										12,000,000
IPO [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 4.65
Percentage of offering price per share			93.00%
Net proceeds (in Dollars) | $												$ 5,156,433
IPO [Member] | Common Class A [Member]
Organization and Principal Activities [Line Items]
Ordinary shares			1,110,000
Price per share (in Dollars per share) | $ / shares			$ 5
Over-Allotment Option [Member] | Common Class A [Member]
Organization and Principal Activities [Line Items]
Ordinary shares	112,000	1,100,000	165,000
Percentage of offering price per share			15.00%
A-One President Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage												100.00%
A-One President Limited [Member] | Hong Kong [Member]
Organization and Principal Activities [Line Items]
Ownership percentage											100.00%
Happy City Ventures Pte. Ltd. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage						100.00%	100.00%